Summary of significant accounting policies - Additional information (Details)		12 Months Ended
	Jan. 01, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2021
Summary of significant accounting policies
Service fees charged		¥ 448,789,468		¥ 1,624,748,798		¥ 1,401,036,611
Due to WFOE		3,346,208,976		3,278,174,124
Operating cash outflows		¥ 0		¥ 840,389,499		¥ 794,124,509
Percentage Of VIE contribution to consolidated revenue		0.00%		98.00%		91.00%		0.00%
Percentage Of VIE accounted of consolidated total assets		0.00%		27.00%				0.00%
Percentage Of VIE accounted of consolidated total liabilities		0.00%		88.00%				0.00%
Convenience translation rate per US$1.00		6.8972						6.8972
Goodwill impairment loss | $			$ 0		$ 0		$ 0
Impairment loss of investments		¥ 0		¥ 0		¥ 0
Group recorded impairment loss other expense		78,462,371		33,653,746		28,088,491
Deferred revenue	¥ 223,104,331
Capitalized research and development expenses | $			$ 0		$ 0		$ 0
Advertising and market promotion expenses		282,007,724		495,504,251		219,369,426
Lease liabilities		19,571,579		31,278,210				$ 2,837,612
Right-of-use assets		49,910,725		72,309,492				7,236,375
Government subsidies		48,352,432		71,162,166		92,708,856
Cash and cash equivalents		4,041,602,800		¥ 4,456,405,874		¥ 5,279,902,398		$ 585,977,324
Nanshan Lanyue Asset Management Tianjin Partnership [Member]
Summary of significant accounting policies
Equity method partnership investment percentage									4.35%
Suzhou Industrial Park Yuanhe Nanshan [Member]
Summary of significant accounting policies
Equity method partnership investment percentage									0.53%
Nanshan Douyu Asset Management Tianjin Partnership Member [Member]
Summary of significant accounting policies
Equity method partnership investment percentage									0.75%
Wuhan Chaosai Business Information Consulting Partnership [Member]
Summary of significant accounting policies
Equity method partnership investment percentage									5.63%
Wuhan Ouyue [Member]
Summary of significant accounting policies
Equity method partnership investment percentage									99.99%
CHINA [Member]
Summary of significant accounting policies
Cash and cash equivalents		¥ 414,568,005
Cash and cash equivalents percentage		10.00%						10.00%